Stock-Based Compensation Plans - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Net settlement rights
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	8,653	11,895
Weighted average remaining contractual life of outstanding share options (in years)	4 years 21 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 17.83	$ 13.66
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	4,741
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 13.55
Net settlement rights | 5.00 to 9.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	1,486
Weighted average remaining contractual life of outstanding share options (in years)	2 years 5 months 19 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 8.87
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	1,486
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 8.87
Net settlement rights | 5.00 to 9.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	5.00
Net settlement rights | 5.00 to 9.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 9.99
Net settlement rights | 10.00 to 14.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	2,004
Weighted average remaining contractual life of outstanding share options (in years)	2 years 29 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 11.70
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	1,902
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 11.69
Net settlement rights | 10.00 to 14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	10.00
Net settlement rights | 10.00 to 14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 14.99
Net settlement rights | 15.00 to 19.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	1,560
Weighted average remaining contractual life of outstanding share options (in years)	4 years 1 month 17 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 19.88
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	902
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 19.88
Net settlement rights | 15.00 to 19.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	15.00
Net settlement rights | 15.00 to 19.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 19.99
Net settlement rights | 20.00 to 24.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	3,373
Weighted average remaining contractual life of outstanding share options (in years)	5 years 9 months
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 23.84
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	448
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 24.14
Net settlement rights | 20.00 to 24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	20.00
Net settlement rights | 20.00 to 24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 24.99
Net settlement rights | 25.00 to 29.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	230
Weighted average remaining contractual life of outstanding share options (in years)	6 years 5 months 15 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 27.21
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	3
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 27.71
Net settlement rights | 25.00 to 29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	25.00
Net settlement rights | 25.00 to 29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 29.99
Cenovus Replacement Stock Options
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	348	1,005
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 3.54	$ 6.49
Cenovus Replacement Stock Options | 3.00 to 4.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	348
Weighted average remaining contractual life of outstanding share options (in years)	5 months 19 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 3.54